Divestitures	12 Months Ended
Mar. 31, 2012
Divestitures
25.	Divestitures

(1)	HBO Latin America and HBO Central Europe

In March 2010, Sony sold a portion of its investment and certain ancillary rights, which was included in the Pictures segment, in its HBO Latin America venture, which owns and operates certain premium pay television businesses in Latin America, to the venture’s majority shareholder (“Majority Shareholder”). Sony accounted for this sale in accordance with the accounting guidance for transfers and servicing. Prior to this transaction, Sony owned approximately 29% of this venture, which was accounted for under the equity method, and, as a result of this transaction, Sony owned approximately 8% of this venture (the “Retained Interest”), which was accounted for under the cost method.

As consideration for the transaction, Sony received cash proceeds of 19,424 million yen and received a put option valued at 1,371 million yen and the sale resulted in a gain of 18,035 million yen for the fiscal year ended March 31, 2010. In November 2010, Sony notified the Majority Shareholder that Sony intended to exercise the put option. The purchase of the Retained Interest by the Majority Shareholder was completed in March 2011 which resulted in cash proceeds of 5,285 million yen and a gain of 3,329 million yen for the fiscal year ended March 31, 2011.

In January 2010, in a separate transaction, Sony sold its entire investment, which was included in the Pictures segment, in its HBO Central Europe joint venture, which owns and operates a premium pay television business in Central Europe, to an affiliate of the Majority Shareholder. The sale resulted in cash proceeds of 7,660 million yen and a gain of 3,957 million yen for the fiscal year ended March 31, 2010.

The above mentioned transactions and the other transactions which were not material individually and in aggregate were recorded in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

(2)	Small- and medium-sized TFT LCD business

In March 2012, Sony sold the small- and medium-sized TFT LCD business, which was included in the Devices segment, to Japan Display Inc. The sale proceeds are subject to the finalization of certain post-closing conditions and adjustments. In connection with the sale, Sony will transfer legal ownership of a certain subsidiary within the former small- and medium-sized TFT LCD business to Japan Display Inc. during the fiscal year ended March 31, 2013. As of March 31, 2012, this entity is a VIE, although Sony is not the primary beneficiary and therefore does not consolidate the entity after the sale. Refer to Note 23. During the fiscal year ended March 31, 2012, Sony recorded an impairment loss of 19,187 million yen in other operating (income) expense, net in the consolidated statements of income, as the disposal group was classified as held for sale and recorded at the lesser of carrying value or fair value. Following the sale, Sony purchased an equity interest in Japan Display Inc. which Sony accounts for under the cost method.

(3)	S-LCD Corporation

In the fiscal year ended March 31, 2012, Sony sold all of its shares of S-LCD, the LCD panel manufacturing joint venture. Refer to Note 5.

(4)	Chemical products business

During the fiscal year ended March 31, 2012, Sony entered into a memorandum of understanding with a third-party to sell the chemical products business, which is included in the Devices segment. Sony classified certain assets and liabilities related to the business as held for sale as of March 31, 2012, and anticipates completing the divestiture during the fiscal year ending March 31, 2013. No impairment loss was recognized as a result of the held for sale classification. The assets and liabilities held for sale are comprised of 14,756 million yen of current assets including accounts receivable and inventories, 29,182 million yen of goodwill, 19,028 million yen of other noncurrent assets including property, plant and equipment, 17,554 million yen of current liabilities including accounts payable and accrued expenses, and 2,657 million yen of noncurrent liabilities. The current and noncurrent assets and liabilities were reclassified to prepaid expenses and other current assets, other assets, other current liabilities and other liabilities in the consolidated balance sheets.